SHARE-BASED COMPENSATION (Details) - Schedule of Fair Value Options Granted Using Black-Scholes Option Pricing Model - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Employees
Expected term (in years)	2 years 3 months
Expected volatility	74.82%	73.80%	87.30%
Probability of other liquidation events	33.00%
Expected return on Equity	22.00%
Employees [Member]
Employees
Dividend yield			0.00%
Exercise price (in Dollars per share)			$ 60.51
Employees [Member] | Maximum [Member]
Employees
Expected term (in years)			10 years
Expected volatility			88.45%
Risk-free interest rate			2.90%
Employees [Member] | Minimum [Member]
Employees
Expected term (in years)			6 years 18 days
Expected volatility			82.97%
Risk-free interest rate			2.31%
Non-Employees [Member]
Employees
Expected term (in years)			9 years 9 months 10 days
Expected volatility			88.46%
Risk-free interest rate			2.31%
Dividend yield			0.00%
Exercise price (in Dollars per share)			$ 60.51
IPO [Member]
Employees
Expected term (in years)	1 month 19 days
Risk-free interest rate	67.00%